Shareholders' Equity - Regulatory Capital Ratios (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier 1 capital	$ 31,203	$ 29,173
Total risk-based capital	37,780	36,067
Tier 1 capital Minimum	4.00%
Total risk-based capital Minimum	8.00%
Leverage Minimum	4.00%
Tier 1 capital Well Capitalized	6.00%
Total risk-based capital Well Capitalized	10.00%
Leverage Well Capitalized	5.00%
Total U.S. Bancorp [Member]
Tier 1 capital	31,203	29,173
As a percent of risk-weighted assets	10.80%	10.80%
As a percent of adjusted quarterly average assets (leverage ratio)	9.20%	9.10%
Total risk-based capital	$ 37,780	$ 36,067
As a percent of risk-weighted assets	13.10%	13.30%
U.S. Bank National Association [Member]
Tier 1 capital	10.60%	9.60%
Total risk-based capital	12.70%	12.50%
Leverage	9.00%	8.10%
U.S. Bank National Association ND [Member]
Tier 1 capital	15.80%	13.40%
Total risk-based capital	18.80%	16.40%
Leverage	14.70%	12.90%